Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 6,479	$ 6,558	$ 13,455
Deferred	(667)	1,118	(1,664)
Income tax expense	$ 5,812	$ 7,676	$ 11,791